Events occurring after the reporting period (Details) £ in Thousands, $ in Thousands	Oct. 12, 2023 USD ($) target	Oct. 01, 2023 GBP (£)	Sep. 30, 2023 GBP (£)
Miami, United States Of America
Disclosure of non-adjusting events after reporting period [line items]
Lessee, operating lease, term of contract not yet commenced		10 years
Lease liabilities, lease not yet commenced | £		£ 706	£ 3,172
EQRx Inc. (EQRx)
Disclosure of non-adjusting events after reporting period [line items]
Collaboration arrangement, number of initial targets created | target	3
Cash repayments of advances and loans made to other parties | $	$ 8,750